Matthews Emerging Markets Equity Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 84.3%
	Shares	Value
China/Hong Kong: 22.0%
Tencent Holdings, Ltd.	67,300	$2,612,390
Meituan Class Ba,b,c	117,400	1,452,040
Trip.com Group, Ltd. ADR[b]	27,381	1,201,752
Midea Group Co., Ltd. A Shares	115,800	1,034,717
BYD Co., Ltd. A Shares	33,500	961,480
JD.com, Inc. Class A	63,450	874,759
China Merchants Bank Co., Ltd. A Shares	189,500	839,914
Alibaba Group Holding, Ltd.	90,100	808,735
Yum China Holdings, Inc.	17,958	714,549
ANTA Sports Products, Ltd.	60,200	639,963
Wuliangye Yibin Co., Ltd. A Shares	29,600	624,175
Innovent Biologics, Inc.[a,b,c]	83,500	402,219
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	9,600	370,082
PDD Holdings, Inc. ADR[b]	1,854	215,527
Midea Group Co., Ltd. A Shares	2,600	23,127
Total China/Hong Kong		12,775,429

India: 12.0%
HDFC Bank, Ltd. ADR	29,004	1,623,354
UltraTech Cement, Ltd.	8,002	935,376
Indian Hotels Co., Ltd.	122,111	865,513
Reliance Industries, Ltd.	23,408	834,046
Varun Beverages, Ltd.	41,433	694,802
Infosys, Ltd. ADR	35,799	641,876
Shriram Finance, Ltd.	19,240	544,471
Kotak Mahindra Bank, Ltd.	25,326	542,185
ICICI Bank, Ltd. ADR	10,947	289,110
Total India		6,970,733

Taiwan: 10.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	179,000	4,301,123
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,031	956,567
ASPEED Technology, Inc.	6,000	624,307
Total Taiwan		5,881,997

Brazil: 7.7%
Banco BTG Pactual SA	191,500	1,393,722
PRIO SA	91,100	887,058
WEG SA	112,100	855,494
MercadoLibre, Inc.[b]	412	622,928
NU Holdings, Ltd. Class Ab	39,159	467,167
Vale SA ADR	22,970	280,004
Total Brazil		4,506,373

Vietnam: 5.6%
FPT Corp.	362,505	1,712,012
Military Commercial Joint Stock Bank	933,105	959,636
HDBank	589,818	576,854
Total Vietnam		3,248,502

Mexico: 5.5%
GCC SAB de CV	91,700	1,090,188
Grupo Financiero Banorte SAB de CV Class O	91,500	970,888
BBB Foods, Inc. Class Ab	25,453	605,273
Prologis Property Mexico SA de CV REIT	126,965	555,776
Total Mexico		3,222,125

	Shares	Value

United States: 3.9%
Freeport-McMoRan, Inc.	25,888	$1,217,253
Globant SAb	5,232	1,056,341
Total United States		2,273,594

South Korea: 3.6%
LG Chem, Ltd.	2,059	672,951
SK Hynix, Inc.	4,387	580,697
Hyundai Motor Co.	3,088	543,626
KB Financial Group, Inc.	5,998	313,210
Total South Korea		2,110,484

France: 2.5%
TotalEnergies SE ADR	13,156	905,527
LVMH Moet Hennessy Louis Vuitton SE	589	530,334
Total France		1,435,861

Indonesia: 2.2%
PT Bank Rakyat Indonesia Persero Tbk	3,302,200	1,260,064
Total Indonesia		1,260,064

Kazakhstan: 2.0%
Kaspi.KZ JSC ADR	9,011	1,159,175
Total Kazakhstan		1,159,175

United Arab Emirates: 1.9%
Emaar Properties PJSC	273,456	606,902
Fertiglobe PLC	660,263	503,441
Total United Arab Emirates		1,110,343

Poland: 1.6%
Dino Polska SAa,b,c	9,462	919,922
Total Poland		919,922

Philippines: 1.3%
Ayala Corp.	66,720	759,598
Total Philippines		759,598

Saudi Arabia: 1.2%
Bupa Arabia for Cooperative Insurance Co.	9,841	692,189
Total Saudi Arabia		692,189

Peru: 1.2%
Credicorp, Ltd.	4,025	681,956
Total Peru		681,956

TOTAL COMMON EQUITIES		49,008,345
(Cost $44,129,813)
matthewsasia.com   |  800.789.ASIA    1

Matthews Emerging Markets Equity Active ETF	March 31, 2024
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 5.6%
	Shares	Value
South Korea: 5.6%
Samsung Electronics Co., Ltd., Pfd.	65,272	$3,258,146
Total South Korea		3,258,146

TOTAL PREFERRED EQUITIES		3,258,146
(Cost $2,746,334)
SHORT-TERM INVESTMENTS: 7.0%
Money Market Funds: 7.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	4,046,006	4,046,006
(Cost $4,046,006)

Total Investments: 96.9%		56,312,497
(Cost $50,922,153)
CASH AND OTHER ASSETS, LESS LIABILITIES: 3.1%		1,782,752
Net Assets: 100.0%		$58,095,249

a	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $2,774,181, which is 4.78% of net assets.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2024.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
PJSC	Public Joint Stock Co.
REIT	Real Estate Investment Trust

2    MATTHEWS ASIA FUNDS